Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants
Summary of Warrant Activity

		Weighted	Weighted
		Average	Average
		Exercise	Remaining
	Number of	Price	Contractual
	Shares	Per Share	Life (in Years)
Warrants outstanding as of December 31, 2021	7,691	$11.75	2.21
Issued	—
Exercised	—
Forfeited or expired	—
Warrants outstanding as of March 31, 2022	7,691	$11.75	1.96
Warrants exercisable as of March 31, 2022	7,691	$11.75	1.96

A summary of warrant activity for the years ended December 31, 2021 and 2020 is presented below (in thousands, except per share and contractual life data):

			Weighted Average
			Remaining
		Weighted Average	Contractual Life
	Number of Shares	Exercise Price	(in Years)
Warrants outstanding at December 31, 2019	7,682	11.76
Granted	375	1.25
Exercised	(298)	1.25
Forfeited or expired	—	—
Warrants outstanding at December 31, 2020	7,759	11.66
Granted	—	—
Exercised	(68)	1.25
Forfeited or expired	—	—
Warrants outstanding at December 31, 2021	7,691	11.75	2.21
Warrants exercisable at December 31, 2021	7,691	11.75	2.21

Warrants exercisable at December 31, 2021 had $4,000 in intrinsic value.